Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Regulatory Assets and Liabilities [Table Text Block]
The following table is a summary of OG&E's regulatory assets and liabilities:

December 31 (In millions)	2017	2016
Regulatory Assets
Current:
Oklahoma demand program rider under recovery (A)	$31.6	$51.0
SPP cost tracker under recovery (A)	7.7	10.0
Fuel clause under recoveries	—	51.3
Other (A)	1.5	9.5
Total current regulatory assets	$40.8	$121.8
Non-current:
Benefit obligations regulatory asset	$177.2	$232.6
Deferred storm expenses	42.2	35.7
Smart Grid	32.8	43.2
Unamortized loss on reacquired debt	12.3	13.4
Income taxes recoverable from customers, net	—	62.3
Other	18.5	17.6
Total non-current regulatory assets	$283.0	$404.8
Regulatory Liabilities
Current:
Fuel clause over recoveries	$1.7	$—
Other (B)	2.2	12.3
Total current regulatory liabilities	$3.9	$12.3
Non-current:
Income taxes refundable to customers, net	$955.5	$—
Accrued removal obligations, net	288.4	262.8
Pension tracker	32.3	35.5
Other	7.2	1.4
Total non-current regulatory liabilities	$1,283.4	$299.7

(A)	Included in Other Current Assets on the Consolidated Balance Sheets.

(B)	Included in Other Current Liabilities on the Consolidated Balance Sheets.

Components of Benefit Obligation Regulatory Asset [Table Text Block]
The following table is a summary of the components of the benefit obligations regulatory asset:

December 31 (In millions)	2017	2016
Pension Plan and Restoration of Retirement Income Plan:
Net loss	$172.4	$199.9
Postretirement Benefit Plans:
Net loss	33.6	32.7
Prior service cost	(28.8)	—
Total	$177.2	$232.6

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
The following amounts in the benefit obligations regulatory asset at December 31, 2017 are expected to be recognized as components of net periodic benefit cost in 2018:

(In millions)
Pension Plan and Restoration of Retirement Income Plan:
Net loss	$12.5
Postretirement Benefit Plans:
Net loss	4.0
Prior service cost	(6.1)
Total	$10.4

Schedule of Jointly Owned Utility Plants [Table Text Block]
The tables below present OG&E's ownership interest in the jointly-owned McClain Plant and the jointly-owned Redbud Plant, and, as disclosed below, only OG&E's ownership interest is reflected in the property, plant and equipment and accumulated depreciation balances in these tables.  The owners of the remaining interests in the McClain Plant and the Redbud Plant are responsible for providing their own financing of capital expenditures.  Also, only OG&E's proportionate interests of any direct expenses of the McClain Plant and the Redbud Plant, such as fuel, maintenance expense and other operating expenses, are included in the applicable financial statement captions in the Consolidated Statements of Income.

December 31, 2017 (In millions)	Percentage Ownership	Total Property, Plant and Equipment	Accumulated Depreciation	Net Property, Plant and Equipment
McClain Plant (A)	77%	$226.8	$71.4	$155.4
Redbud Plant (A)(B)	51%	$496.6	$136.0	$360.6

(A)	Construction work in progress was $0.4 million and $7.8 million for the McClain and Redbud Plants, respectively.

(B)	This amount includes a plant acquisition adjustment of $148.3 million and accumulated amortization of $50.8 million.

December 31, 2016 (In millions)	Percentage Ownership	Total Property, Plant and Equipment	Accumulated Depreciation	Net Property, Plant and Equipment
McClain Plant (A)	77%	$234.2	$72.3	$161.9
Redbud Plant (A)(B)	51%	$489.0	$121.0	$368.0

(A)	Construction work in progress was $0.2 million and $1.8 million for the McClain and Redbud Plants, respectively.

(B)	This amount includes a plant acquisition adjustment of $148.3 million and accumulated amortization of $45.3 million.

Property, Plant and Equipment [Table Text Block]
The Company's property, plant and equipment and related accumulated depreciation are divided into the following major classes:

December 31, 2017 (In millions)	Total Property, Plant and Equipment	Accumulated Depreciation	Net Property, Plant and Equipment
OGE Energy (holding company):
Property, plant and equipment	$6.1	$—	$6.1
OGE Energy property, plant and equipment	6.1	—	6.1
OG&E:
Distribution assets	4,057.1	1,259.1	2,798.0
Electric generation assets (A)	4,475.0	1,493.5	2,981.5
Transmission assets (B)	2,767.7	506.5	2,261.2
Intangible plant	181.8	135.8	46.0
Other property and equipment	421.0	173.9	247.1
OG&E property, plant and equipment	11,902.6	3,568.8	8,333.8
Total property, plant and equipment	$11,908.7	$3,568.8	$8,339.9

(A)	This amount includes a plant acquisition adjustment of $148.3 million and accumulated amortization of $50.8 million.

(B)	This amount includes a plant acquisition adjustment of $3.3 million and accumulated amortization of $0.6 million.

December 31, 2016 (In millions)	Total Property, Plant and Equipment	Accumulated Depreciation	Net Property, Plant and Equipment
OGE Energy (holding company):
Property, plant and equipment	$117.7	$103.3	$14.4
OGE Energy property, plant and equipment	117.7	103.3	14.4
OG&E:
Distribution assets	3,896.2	1,221.5	2,674.7
Electric generation assets (A)	4,155.9	1,493.3	2,662.6
Transmission assets (B)	2,548.8	481.3	2,067.5
Intangible plant	85.0	43.9	41.1
Other property and equipment	381.5	145.6	235.9
OG&E property, plant and equipment	11,067.4	3,385.6	7,681.8
Total property, plant and equipment	$11,185.1	$3,488.9	$7,696.2

(A)	This amount includes a plant acquisition adjustment of $148.3 million and accumulated amortization of $45.3 million.

(B)	This amount includes a plant acquisition adjustment of $3.3 million and accumulated amortization of $0.6 million.

Schedule of Unamortized Computer Software Costs [Table Text Block]
The following table summarizes the Company's unamortized computer software costs included in intangible plant above.

December 31 (In millions)	2017	2016
OGE Energy (holding company)	$—	$1.0
OG&E	37.5	36.5
Total	$37.5	$37.5

Schedule of Computer Software Costs, Amortization [Table Text Block]
The following table summarizes the Company's amortization expense for computer software costs.

Year Ended December 31 (In millions)	2017	2016	2015
OGE Energy (holding company)	$0.2	$1.4	$2.0
OG&E	8.8	8.0	6.9
Total	$9.0	$9.4	$8.9

Schedule of Change in Asset Retirement Obligation [Table Text Block]
The following table summarizes changes to the Company's asset retirement obligations during the years ended December 31, 2017 and 2016.

(In millions)	2017	2016
Balance at January 1	$69.6	$63.3
Accretion expense	3.1	2.8
Revisions in estimated cash flows (A)	2.4	3.6
Liabilities settled	—	(0.1)
Balance at December 31	$75.1	$69.6

(A)	Assumptions changed related to the estimated timing of asbestos abatement and estimated cost of ash pond removal at two of OG&E's generating facilities.

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following tables summarize changes in the components of accumulated other comprehensive loss attributable to OGE Energy during 2016 and 2017. All amounts below are presented net of tax.

	Pension Plan and Restoration of Retirement Income Plan		Postretirement Benefit Plans
(In millions)	Net income (loss)	Prior service cost	Net income (loss)	Prior service cost	Total
Balance at December 31, 2015	$(39.2)	$0.1	$2.5	$1.5	$(35.1)
Other comprehensive income (loss) before reclassifications	(0.7)	—	0.2	—	(0.5)
Amounts reclassified from accumulated other comprehensive income (loss)	2.8	—	—	(1.5)	1.3
Settlement cost	5.0	—	—	—	5.0
Net current period other comprehensive income (loss)	7.1	—	0.2	(1.5)	5.8
Balance at December 31, 2016	(32.1)	0.1	2.7	—	(29.3)
Other comprehensive income (loss) before reclassifications	0.4	—	(0.6)	6.3	6.1
Amounts reclassified from accumulated other comprehensive income (loss)	2.5	(0.1)	—	(0.6)	1.8
Cumulative effect of change in accounting principle	(5.7)	—	(0.1)	1.3	(4.5)
Settlement cost	2.2	—	0.5	—	2.7
Net current period other comprehensive income (loss)	(0.6)	(0.1)	(0.2)	7.0	6.1
Balance at December 31, 2017	$(32.7)	$—	$2.5	$7.0	$(23.2)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table summarizes significant amounts reclassified out of accumulated other comprehensive loss by the respective line items in net income during the years ended December 31, 2017 and 2016.

Details about Accumulated Other Comprehensive Income (Loss) Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)		Affected Line Item in the Consolidated Statements of Comprehensive Income
	Year Ended December 31,
(In millions)	2017	2016
Amortization of Pension Plan and Restoration of Retirement Income Plan items:
Actuarial losses (A)	$(3.9)	$(4.5)	Other Net Periodic Pension and Postretirement (Cost) Benefit
Prior service cost	0.1	—	Other Net Periodic Pension and Postretirement (Cost) Benefit
Settlement (A)	(3.6)	(8.2)	Other Net Periodic Pension and Postretirement (Cost) Benefit
	(7.4)	(12.7)	Income Before Taxes
	(2.8)	(4.9)	Income Tax (Benefit) Expense
	$(4.6)	$(7.8)	Net Income

Amortization of postretirement benefit plan items:
Prior service cost	$0.9	$2.5	Other Net Periodic Pension and Postretirement (Cost) Benefit
Settlement (A)	(0.7)	—	Other Net Periodic Pension and Postretirement (Cost) Benefit
	0.2	2.5	Income Before Taxes
	0.1	1.0	Income Tax (Benefit) Expense
	$0.1	$1.5	Net Income

Total reclassifications for the period	$(4.5)	$(6.3)	Net Income

(A)	These accumulated other comprehensive loss components are included in the computation of net periodic benefit cost (see Note 11 for additional information).

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
The amounts in accumulated other comprehensive loss (gain) at December 31, 2017 that are expected to be recognized into earnings in 2018 are as follows:

(In millions)
Pension Plan and Restoration of Retirement Income Plan:
Net loss	$(3.7)
Prior service cost	(0.1)
Postretirement Benefit Plans:
Prior service cost	2.3
Total, net of tax	$(1.5)